LOSS PER SHARE - Weighted average number of shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Weighted average number of common shares (in thousands) - basic (in shares)	963,393,000	951,818,000
Weighted average number of dilutive stock options (in shares)	15,000	74,000
Weighted average number of dilutive Restricted Share Units (in shares)	1,524,000	1,954,000
Weighted average number of common shares (in thousands) - diluted (in shares)	964,932,000	953,846,000
Antidilutive securities (in shares)	926,000	722,000
Adjusted weighted average number of ordinary shares outstanding	964,932,000	953,846,000
Employee stock option
Earnings per share [line items]
Antidilutive securities (in shares)	241,000	182,000
Restricted stock units
Earnings per share [line items]
Antidilutive securities (in shares)	686,000	541,000